Investment in associates (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Statement [Line Items]
Beginning Balance, Carrying amount	$ 59,990,000		$ 0
Acquisition of equity investment		$ 151	60,439,000
Company's share of net loss of associates		1,441		$ 449
Ending Balance, Carrying amount	58,700,000	58,700	59,990,000
Dolly Varden [Member]
Statement [Line Items]
Beginning Balance, Carrying amount	59,990,000		0
Acquisition of equity investment		0	60,439,000
Company's share of net loss of associates		1,406		449
Ending Balance, Carrying amount	58,584,000	58,584	59,990,000
UMS [Member]
Statement [Line Items]
Beginning Balance, Carrying amount	0		0
Acquisition of equity investment		151	0
Company's share of net loss of associates		(35)		$ 0
Ending Balance, Carrying amount	$ 116,000	$ 116	$ 0